Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	262,661,650.03	20,002
Yield Supplement Overcollateralization Amount 05/31/21	10,040,721.18	0
Receivables Balance 05/31/21	272,702,371.21	20,002
Principal Payments	15,675,575.70	524
Defaulted Receivables	140,745.21	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	9,186,497.01	0
Pool Balance at 06/30/21	247,699,553.29	19,467

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.28%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,100,496.55	121
Past Due 61-90 days	613,112.68	36
Past Due 91-120 days	127,007.14	8
Past Due 121+ days	0.00	0
Total	2,840,616.37	165

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	199,854.87
Aggregate Net Losses/(Gains) - June 2021	(59,109.66)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.26%
Prior Net Losses Ratio	-0.06%
Second Prior Net Losses Ratio	0.03%
Third Prior Net Losses Ratio	-0.02%
Four Month Average	-0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.03%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.52%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	32.24

Flow of Funds	$ Amount
Collections	16,662,199.29
Investment Earnings on Cash Accounts	384.84
Servicing Fee	(227,251.98)
Transfer to Collection Account	-
Available Funds	16,435,332.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	589,224.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,777,830.30
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	797,423.90

Total Distributions of Available Funds	16,435,332.15

Servicing Fee	227,251.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 06/15/21	252,477,383.59
Principal Paid	14,962,096.74
Note Balance @ 07/15/21	237,515,286.85

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-3
Note Balance @ 06/15/21	132,857,383.59
Principal Paid	14,962,096.74
Note Balance @ 07/15/21	117,895,286.85
Note Factor @ 07/15/21	36.1641984%

Class A-4
Note Balance @ 06/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	89,060,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	30,560,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	675,811.51
Total Principal Paid	14,962,096.74
Total Paid	15,637,908.25

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	346,536.34
Principal Paid	14,962,096.74
Total Paid to A-3 Holders	15,308,633.08

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6753928
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.9528260
Total Distribution Amount	15.6282188

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0629949
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.8960023
Total A-3 Distribution Amount	46.9589972

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	319.33
Noteholders' Principal Distributable Amount	680.67

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	2,546,066.61
Investment Earnings	209.27
Investment Earnings Paid	(209.27)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$970,326.39	$741,573.78	$630,693.87
Number of Extensions	56	39	31
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	0.26%	0.21%